Significant Accounting Policies (Details)	Dec. 31, 2016
Office furniture and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Depreciation, Percentage	7.00%
Office furniture and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Depreciation, Percentage	16.00%
Computer software, electronic and medical equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Depreciation, Percentage	15.00%
Computer software, electronic and medical equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Depreciation, Percentage	33.00%
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Depreciation, Percentage	10.00%